Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000005524 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005524 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005524 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005524 | LifePoint Health
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005524 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005524 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005524 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005524 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005524 | Jane Street Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005524 | Talen Energy Supply
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005524 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000005524 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005524 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005524 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005524 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005524 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005524 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005524 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005524 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005525 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005525 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005525 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005525 | LifePoint Health
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005525 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005525 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005525 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005525 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005525 | Jane Street Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005525 | Talen Energy Supply
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005525 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000005525 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005525 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005525 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005525 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005525 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005525 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005525 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005525 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159675 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159675 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159675 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159675 | LifePoint Health
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159675 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159675 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159675 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159675 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159675 | Jane Street Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159675 | Talen Energy Supply
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159675 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000159675 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159675 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159675 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159675 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159675 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159675 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159675 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000159675 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219342 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219342 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219342 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219342 | LifePoint Health
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219342 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219342 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219342 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219342 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219342 | Jane Street Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219342 | Talen Energy Supply
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219342 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000219342 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219342 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219342 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219342 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219342 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219342 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219342 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219342 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%